Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,166	$ 3,353	$ 3,577
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 3,475
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 6 months 3 days
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 2	81
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	276	428	638
Research and development costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,373	1,423	1,454
Selling and marketing expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	728	747	774
General and administrative expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 789	$ 755	$ 711